Schedule of Future Minimum Lease Payments Under Financing Lease (Details) - Theralink Technologies Inc [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
2024	$ 31,900
2025	4,185
Total minimum financing lease payments	36,085
Less: discount to fair value	(1,695)
Total financing lease payable on September 30, 2023	$ 34,390	$ 88,385